Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

Management has evaluated subsequent events through September 17, 2018, which is the date the financial statements were available to be issued. No events or transactions other than those already disclosed have occurred subsequent to the balance sheet date that might require recognition or disclosure in the financial statements.

Note 14 – Subsequent Events

Management has evaluated subsequent events through June 29, 2018, which is the date the financial statements were available to be issued. No events or transactions other than those already disclosed have occurred subsequent to the balance sheet date that might require recognition or disclosure in the financial statements.

As discussed in Note 12 – Transactions with Affiliates, Citizen and Linn acquired acreage during 2017 on the Company’s behalf. In March 2018, the Company paid Linn $22.9 million and issued equity units to both Citizen and Linn with a total value of $40.0 million for the additional acreage.

The MSAs with Citizen and Linn ended in April 2018 with the Company taking over operations of the oil and natural gas properties as of May 2018.

In May 2018, the Company amended its 2017 Credit Facility, which provided additional time for the Company to remit its annual financial statements.